FMC Excelsior Focus Equity ETF

FMCX

a series of Northern Lights Fund Trust IV

Supplement dated September 22, 2023

To the Statement of Additional Information (“SAI”) of FMC Excelsior Focus Equity ETF (the “Fund”) dated June 28, 2023

______________________________________________________________________

The following replaces the Ownership of Securities section on page 19-20 of the SAI:

Ownership of Securities

The following table shows the dollar range of equity securities beneficially owned by the portfolio manager in shares of the Fund as of March 1, 2023.

Name of Portfolio Manager	Dollar Range of Equity Securities in the FMC Excelsior Focus Equity ETF
Himayani Puri	$10,001-$50,000

 ______________________________________________________________________

You should read this Supplement in conjunction with the Fund’s Prospectus, Summary Prospectus and SAI dated June 28,2023, which provide information that you should know about the Fund before investing. The Fund’s Prospectus, Summary Prospectus and SAI have each been filed with the Securities and Exchange Commission and are incorporated by reference. Copies of these documents may be obtained without charge by visiting www.firstmanhattan.com or by calling 1.888.530.2448.